UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
December 31, 2015 (Unaudited)
Shares		Value
COMMON STOCKS - 95.4%
	Accommodation and Food Services - 2.3%
162,693	Caesars Entertainment Corporation (a)	$1,283,648
23,281	Darden Restaurants, Inc.	1,481,603
		2,765,251
	Administrative, Support, Waste Management and Remediation Services - 1.2%
1,082	Priceline Group, Inc. (a)	1,379,496
	Construction - 3.3%
40,459	DR Horton, Inc.	1,295,902
25,620	Lennar Corporation	1,253,074
801	NVR, Inc. (a)	1,316,043
		3,865,019
	Finance and Insurance - 8.7%
33,339	First American Financial Corporation	1,196,870
8,696	FleetCor Technologies, Inc. (a)	1,242,919
30,600	Interactive Brokers Group, Inc.	1,334,160
102,590	Investors Bancorp, Inc.	1,276,220
19,814	JPMorgan Chase & Company	1,308,318
1,454	Markel Corporation (a)	1,284,391
17,328	Medtronic plc	1,332,870
16,607	Visa, Inc.	1,287,873
		10,263,621
	Financials - 1.0%
86,158	American Capital, Ltd. (a)	1,188,119

	Information - 11.0%
26,412	CBS Corporation	1,244,798
12,625	Facebook, Inc. (a)	1,321,332
62,412	GTT Communications, Inc. (a)	1,064,749
32,709	Liberty Global plc (a)	1,333,546
24,563	Microsoft Corporation	1,362,755
67,330	MSG Networks, Inc. (a)	1,400,464
8,141	NetEase, Inc. - ADR	1,475,475
10,522	Netflix, Inc. (a)	1,203,506
13,739	Time Warner Cable, Inc.	2,549,821
		12,956,446
	Manufacturing - 46.1%
128,629	Achillion Pharmaceuticals, Inc. (a)	1,387,907
15,878	Allergan plc (a)	4,961,875
11,162	Anacor Pharmaceuticals, Inc. (a)	1,260,971
42,898	Apple, Inc.	4,515,443

59,300	AtriCure, Inc. (a)	1,330,692
10,336	Avago Technologies, Ltd.	1,500,270
19,445	Bristol-Myers Squibb Company	1,337,622
95,275	Builders FirstSource, Inc. (a)	1,055,647
19,841	Bunge, Ltd.	1,354,743
41,368	Clovis Oncology, Inc. (a)	1,447,880
9,218	Constellation Brands, Inc.	1,313,012
15,803	Eli Lilly & Company	1,331,561
51,845	EMC Corporation	1,331,380
21,535	Endo International plc (a)	1,318,373
9,106	General Dynamics Corporation	1,250,800
36,415	General Motors Company	1,238,474
12,232	Gilead Sciences, Inc.	1,237,756
38,127	Goodyear Tire & Rubber Company	1,245,609
177,915	Horizon Pharma plc (a)	3,855,418
22,838	Marathon Petroleum Corporation	1,183,922
112,053	PMC-Sierra, Inc. (a)	1,302,056
49,964	Qiagen NV (a)	1,381,505
27,251	QUALCOMM, Inc.	1,362,141
44,018	Skechers U.S.A., Inc. (a)	1,329,784
25,134	Spirit AeroSystems Holdings, Inc. (a)	1,258,459
10,721	TransDigm Group, Inc. (a)	2,449,212
22,007	U.S. Concrete, Inc. (a)	1,158,889
73,648	Valeant Pharmaceuticals International, Inc. (a)	7,486,319
11,163	Visteon Corporation (a)	1,278,164
		54,465,884
	Mining, Quarrying, Oil and Gas Extraction - 0.9%
27,499	Cheniere Energy, Inc. (a)	1,024,338
	Professional, Scientific and Technical Services - 4.4%
23,331	Amdocs, Ltd.	1,273,173
4,548	Biogen, Inc. (a)	1,393,280
11,363	Incyte Corporation (a)	1,232,317
9,968	Towers Watson & Company	1,280,489
		5,179,259
	Real Estate, Rental and Leasing - 2.2%
65,366	Aircastle, Ltd.	1,365,495
33,858	Avis Budget Group, Inc. (a)	1,228,707
		2,594,202

	Retail Trade - 8.6%
3,761	Amazon.com, Inc. (a)	2,542,022
81,649	American Eagle Outfitters, Inc.	1,265,560
48,761	Conn's, Inc. (a)	1,144,421
13,991	CVS Health Corporation	1,367,900
13,754	L Brands, Inc.	1,317,908
33,247	Macy's, Inc.	1,162,980
6,987	McKesson Corporation	1,378,046
		10,178,837
	Transportation and Warehousing - 3.4%
53,906	Delta Air Lines, Inc.	2,732,495
23,333	United Continental Holdings, Inc. (a)	1,336,981
		4,069,476
	Utilities - 1.2%
19,456	Duke Energy Corporation	1,388,964
	Wholesale Trade - 1.1%
4,944	O'Reilly Automotive, Inc. (a)	1,252,908
	TOTAL COMMON STOCKS (Cost $120,755,104)	112,571,820

	REAL ESTATE INVESTMENST TRUSTS - 4.5%
4,498	Equinix, Inc.	1,360,195
20,400	Simon Property Group, Inc.	3,966,576
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,986,363)	5,326,771

	SHORT-TERM INVESTMENTS - 0.1%
142,119	Invesco Short Term Investment Trust - Liquid Assets Portfolio, Institutional Class, 0.29% *	142,119
	TOTAL SHORT-TERM INVESTMENTS (Cost $142,119)	142,119

	TOTAL INVESTMENTS (Cost $125,883,586) - 100.0%	118,040,710
	Liabilities in Excess of Other Assets - 0.0%	(3,553)
	NET ASSETS - 100.0%	$118,037,157

Percentages are stated as a percent of net assets.
*	Rate shown is the annualized seven-day yield as of December 31, 2015.
(a)	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Cost of investments	$126,053,773
Gross unrealized appreciation	3,578,846
Gross unrealized depreciation	(11,591,909)
Net unrealized depreciation	$(8,013,063)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair valuemeasurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$112,571,820	$-	$-	$112,571,820
Real Estate Investment Trusts	5,326,771	-	-	5,326,771
Short-Term Investments	142,119	-	-	142,119
Total Investments in Securities	$118,040,710	$-	$-	$118,040,710
^See Schedule of Investments for breakout of investments by industry classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2015, the fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)              /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date                2/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date                2/26/16

By (Signature and Title)*            /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date                2/26/16

* Print the name and title of each signing officer under his or her signature.